Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions
13.
Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Management and director fees(1)	$986	$2,489
Separation benefits(2)	745	—
Share-based compensation	1,642	5,650
	$3,373	$8,139

(1) Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's consolidated statement of comprehensive loss.

(2) Separation benefits during the six months fiscal period ended December 31, 2024 include severance payments to a former executive officer as well as a former member of the Board.

On June 17, 2022, the Company entered into a master service agreement (the "MSA") with Telescope Innovations Corp. ("Telescope"), a related party of the Company. Robert Mintak, the former Chief Executive Officer of the Company and Dr. Andy Robinson, President and Chief Operating Officer of the Company are independent directors of Telescope. Under the MSA, Telescope would provide various research and development ("R&D") services for the purpose of developing new technologies. The Company would fund an initial project for one year under the MSA, which would aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigate the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope, as required. The Company incurred $130 and $740 of costs related to this MSA during the six months ended December 31, 2024 and year ended June 30, 2024, respectively.

The balances of related party receivables and payables as of the periods indicated are as follows:

	December 31, 2024	June 30, 2024
Receivables – related parties
Joint Ventures(1)	$1,274	$848
Total	$1,274	$848

Accounts payable – related parties
Joint Ventures(2)	$4,000	$4,000
Management and Directors(3)	397	823
Telescope(4)	—	39
Total	$4,397	$4,862

(1) Receivables – related parties represent receivables from SWA Lithium and Texas Lithium for reimbursement of costs paid by the Company on behalf of these entities.

(2) Accounts payable – related parties to Joint Ventures represents cash received from SWA Lithium and Texas Lithium and is held by the Company in a separate account and designated for working capital needs. The maturity of this liability balance is May 7, 2025.

(3) Amounts due to the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

(4) Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.